Investment Objectives and Goals	Dec. 18, 2025
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco Discovery Fund | Invesco Discovery Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return through growth of capital and current income.
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return through growth of capital and current income.
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is income and long-term growth of capital.
Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the “Underlying Index”).
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return through growth of capital and current income.
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income.
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek tax-free income.
Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide high current income exempt from regular federal income taxes
Objective, Secondary [Text Block]	with taxable capital appreciation as a secondary objective.